Paycheck Protection Program Loan Payable (Details) - USD ($)			1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 07, 2021	Apr. 14, 2020	Nov. 15, 2021	Sep. 28, 2021	Jan. 29, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Mar. 15, 2021	Oct. 29, 2019	Sep. 04, 2019	Aug. 28, 2019
Paycheck Protection Program Loan Payable (Details) [Line Items]
Loan from paycheck protection program		$ 124,400			$ 132,331
Forgiven amount percentage used for payroll	60.00%	60.00%			60.00%
Interest rate	1.00%	1.00%			1.00%	0.50%				0.50%	0.50%	0.50%
Promissory note description					The loan was granted pursuant to a promissory note dated January 27, 2021 issued by the Company, which matures on January 28, 2026 and bears interest at a rate of 1.00% per annum. The Company will pay the principal in one payment of all outstanding principal plus all accrued unpaid interest on that date that is five years after the date of the promissory note. No collateral or personal guarantees are required. On February 7, 2021, the Company received a loan in the amount of $104,167 under the Paycheck Protection Program administered by the United States Small Business Administration from Cathay Bank. According to the Coronavirus Aid, Relief, and Economic Security Act, PPP loan provides for forgiveness of up to the full principal amount and accrued interest if the funds are used for payroll costs, interest on mortgages, rent, and utilities. However, at least 60% of the forgiven amount must have been used for payroll. The loan was granted pursuant to a promissory note dated February 7, 2021 issued by the Company, which matures on February 6, 2026 and bears interest at a rate of 1.00% per annum. The Company will pay the principal in one payment of all outstanding principal plus all accrued unpaid interest on that date that is five years after the date of the promissory note. No collateral or personal guarantees are required.
Loan from paycheck protection programs	$ 104,167
Loan amount									$ 124,400
Government grant income							$ 124,400	$ 360,898
Debt Instrument, Description					60%
Paycheck protection program [Member]
Paycheck Protection Program Loan Payable (Details) [Line Items]
Debt Instrument, Payment Terms of description		The loan was granted pursuant to a promissory note dated April 14, 2020 issued by the Company, which matures on April 13, 2022 and bears interest at a rate of 1.00% per annum.
Loan forgiven			$ 104,167	$ 132,331